Sales and other operating revenues (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	$ 54,846	$ 78,820	$ 118,505	$ 137,759
Revenue And Other Operating Income, Intersegment	6,308	10,954	13,785	20,635
Revenue and other operating income	48,538	67,866	104,720	117,124
Revenue from contracts with customers	40,329	56,070	82,623	102,990
Other revenue	8,209	11,796	22,097	14,134
Crude Oil [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	520	2,034	1,157	4,178
Oil products [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	31,218	43,267	61,359	75,018
Natural gas, LNG and NGLs [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	5,841	8,944	15,485	19,624
Non-oil products and other revenues from contracts with customers [Member]
Disclosure of operating segments [abstract]
Revenue from contracts with customers	2,750	1,825	4,622	4,170
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	10,428	13,243	28,314	21,409
Revenue And Other Operating Income, Intersegment	840	1,621	1,376	3,569
Revenue and other operating income	9,588	11,622	26,938	17,840
Operating segments [member] | oil production & operations
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	5,777	9,504	11,930	17,662
Revenue And Other Operating Income, Intersegment	5,236	8,753	11,497	15,789
Revenue and other operating income	541	751	433	1,873
Operating segments [member] | customers & products
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	38,051	55,557	76,933	97,720
Revenue And Other Operating Income, Intersegment	(180)	392	(36)	1,084
Revenue and other operating income	38,231	55,165	76,969	96,636
Other Business And Corporate, Non-Segment
Disclosure of operating segments [abstract]
Revenue And Other Operating Income, Gross	590	516	1,328	968
Revenue And Other Operating Income, Intersegment	412	188	948	193
Revenue and other operating income	178	328	380	775
Geography Eliminations [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	10,019	13,796	19,347	26,487
Reportable Geographical Components [Member]
Disclosure of operating segments [abstract]
Revenue and other operating income	58,557	81,662	124,067	143,611
Reportable Geographical Components [Member] | UNITED STATES
Disclosure of operating segments [abstract]
Revenue and other operating income	20,065	27,331	39,225	46,483
Reportable Geographical Components [Member] | Non-US
Disclosure of operating segments [abstract]
Revenue and other operating income	$ 38,492	$ 54,331	$ 84,842	$ 97,128